UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment:    ;  Amendment Number:  __
  This Amendment (Check only one.)      is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Botti Brown Asset Management, LLC
Address:  101 California Street, Suite 4350
          San Francisco, CA 94111

Form 13F File Number:    28-05327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Bridget Watkin
Title:    Chief Financial Officer
Phone:    415-675-3300

Signature, Place and Date of Signing:


/s/ Bridget Watkin            San Francisco, CA   April 23, 2008

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          50

Form 13F Information Table Value Total:           743,434 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

NAME OF ISSUER        TITLE  CUSIP      VALUE  SHARES    SH/   PUT INV.  OTH   VOTING AUTH
                      OF                X1000            PRN   /   DISC  ER
                      CLASS                                    CAL .     MGR
                                                               L
                                                                               SOLE        SHR NONE

***ALLIED WORLD       NSTK   G0219G203  6473    161100             SOLE         161100
ASSURANCE CO
***INTEROIL CORP      COMM   460951106  435     23100              SOLE         23100
***TYCO ELECTRONICS   COMM   G9144P105  26842   779625             SOLE         779625
LTD
***TYCO INTERNATIONAL COMM   G9143X208  37145   834725             SOLE         834725
LTD
ALLIANCE DATA SYSTEM  COMM   18581108   5371    111900             SOLE         111900
CORP
AMERICAN EAGLE        NSTK   2.55E+109  21163   1339400            SOLE         1339400
OUTFITTERS INC
AMGEN INC             NSTK   31162100   49689   1156900            SOLE         1156900
AVIS BUDGET GROUP INC COMM   53774105   21723   1863000            SOLE         1863000
BROADRIDGE FINANCIAL  COMM   11133T103  18734   1102000            SOLE         1102000
SOLUTIONS
CADENCE DESIGN        COMM   127387108  7980    738900             SOLE         738900
SYSTEMS INC
CAL-MAINE FOODS INC   NSTK   128030202  13160   454270             SOLE         454270
NEW
CANDELA LASER CORP    NSTK   136907102  1890    699980             SOLE         699980
DRESS BARN INC        NSTK   261570105  20441   1637876            SOLE         1637876
DRYSHIPS INC          COMM   Y2109Q101  5684    84700              SOLE         84700
EMBARQ CORPORATION    COMM   2.91E+109  34719   891821             SOLE         891821
EXELON CORP           COMM   30161N101  36785   440800             SOLE         440800
GLOBAL PMTS INC       COMM   37940X102  10047   249000             SOLE         249000
IAC/INTERACTIVE CORP  COMM   44919P300  18351   899100             SOLE         899100
INFOUSA INC NEW       NSTK   456818301  1467    281100             SOLE         281100
JAVO BEVERAGE COMPANY NSTK   47189R104  151     302100             SOLE         302100
INC
JOHNSON & JOHNSON COMM   478160104  24593   374100             SOLE         374100
LCA-VISION INC        NSTK   501803308  3253    281200             SOLE         281200
MAIDENFORM BRANDS INC NSTK   560305104  5246    319300             SOLE         319300
MAXIMUS INC           COMM   577933104  20163   545400             SOLE         545400
MEDIVATION INC        NSTK   58501N101  12382   737000             SOLE         737000
MENS WEARHOUSE INC    NSTK   587118100  24522   1036000            SOLE         1036000
MI DEVELOPMENTS INC   NSTK   55304X104  7228    270200             SOLE         270200
SUB VTG
MICROSTRATEGY INC CL  NSTK   594972408  34477   454900             SOLE         454900
A
MIRANT CORP           NSTK   60467R100  59312   1536573            SOLE         1536573
MOTHERS WORK INC      NSTK   619903107  4140    234847             SOLE         234847
NALCO CHEMICAL CO     COMM   62985Q101  1396    65800              SOLE         65800
NUTRACEA              NSTK   67060N204  440     500000             SOLE         500000
ORION MARINE GROUP    NSTK   68628V308  7189    552978             SOLE         552978
INC
PLANTRONICS INC NEW   COMM   727493108  12305   627800             SOLE         627800
QWEST COMMUNICATIONS  COMM   749121109  23875   5258900            SOLE         5258900
INTL INC
RADNET INC            NSTK   750491102  1828    261571             SOLE         261571
REMOTEMDX INC         NSTK   75961Q101  290     181500             SOLE         181500
SAVIENT               NSTK   80517Q100  9095    469300             SOLE         469300
PHARMACEUTICALS
SONICWALL INC         NSTK   835470105  14705   1859000            SOLE         1859000
STEVEN MADDEN LTD     NSTK   556269108  12673   776058             SOLE         776058
SYMANTEC CORP         NSTK   871503108  12910   764800             SOLE         764800
SYSTEMAX INC          COMM   871851101  654     50900              SOLE         50900
TELUS CORP            FSTK   87971M103  22837   511800             SOLE         511800
TENNECO AUTOMOTIVE    COMM   880349105  30756   1200000            SOLE         1200000
INC
TERREMARK WORLDWIDE   COMM   881448203  1808    332954             SOLE         332954
INC
TERRESTAR CORPORATION NSTK   881451108  3589    806425             SOLE         806425
TITAN INTERNATIONAL   COMM   88830M102  1407    37600              SOLE         37600
INC-ILL
TRANS1 INC            NSTK   89385X105  2821    279020             SOLE         279020
VIROPHARMA INC        NSTK   928241108  35089   3655092            SOLE         3655092
WELLPOINT INC         NSTK   94973V107  14202   299800             SOLE         299800


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